Income Taxes (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 03, 2009	Dec. 31, 2008
Income Taxes
Annual limitations on use of net operating losses and tax credit carryforwards						$ 10,500,000	$ 85,000
Limitation period of recognition of built-in losses		5 years		5 years
Current:
Federal				(52,056,000)	(37,000)
State				9,000	515,000
Total current income tax expense (benefit) pertaining to continuing operations				(52,047,000)	478,000
Deferred:
Federal				(139,000)	(3,979,000)
State				(47,000)	(2,639,000)
Total deferred income tax expense (benefit) pertaining to continuing operations				(186,000)	(6,618,000)
Income tax benefit from continuing operations	(51,313,000)	(85,000)	(52,250,000)	(52,233,000)	(6,140,000)
Income tax expense from discontinued operations				77,000	935,000
Income tax expense from sale of discontinued operations				1,677,000	324,000
Total income tax benefit				(50,479,000)	(4,881,000)
Federal
Income taxes
Income taxes receivable, current				$ (16,831,000)	$ (16,132,000)